Consolidated statements of financial position - GBP (£) £ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Property, plant and equipment	£ 1,983	£ 2,529	£ 2,766
Intangible assets	12,374	27,647	31,172
Other receivables due in greater than one year	469	465	448
Total non-current assets	14,826	30,641	34,386
Current assets
Inventories		941	817
Trade and other receivables	1,323	3,242	2,439
Taxation	1,952	1,196	1,439
Cash and cash equivalents	2,343	13,204	17,608
Total current assets	5,618	18,583	22,303
Total assets	20,444	49,224	56,689
Non-current liabilities
Borrowings	884	6,185	1,620
Provisions	165
Total non-current liabilities	1,049	6,185	1,620
Current liabilities
Trade and other payables	2,103	8,002	8,407
Borrowings	368	361	538
Derivative financial liability - equity settled			400
Total current liabilities	2,471	8,363	9,345
Total liabilities	3,520	14,548	10,965
Issued capital and reserves attributable to owners of the parent
Share capital	1,003	1,003	1,002
Share premium	52,939	52,939	47,211
Merger reserve	53,003	53,003	53,003
Foreign exchange reserve	(301)	2,385	3,618
Accumulated deficit	(89,720)	(74,654)	(59,110)
Total equity	16,924	34,676	45,724
Total equity and liabilities	£ 20,444	£ 49,224	£ 56,689